Loans Receivable - Additional Information (Detail) - USD ($)		Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in impaired loans	[1]	$ 12,323,000	$ 13,320,000
Cardinal Bankshares Corporation | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Investment in impaired loans				$ 0

[1]	Recorded investment is the loan balance, net of any charge-offs